CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue	¥ 853,062	$ 134,567	¥ 717,289	¥ 509,711
Cost of revenue	(539,450)	(85,096)	(421,205)	(282,367)
Product development expenses	(55,465)	(8,749)	(57,236)	(43,080)
Sales and marketing expenses	(119,799)	(18,898)	(81,519)	(50,673)
General and administrative expenses	(31,922)	(5,036)	(55,224)	(28,197)
Amortization and impairment of intangible assets	(11,647)	(1,837)	(12,427)	(13,388)
Impairment of goodwill	(25,141)	(3,966)	0	(576)
Income from operations	69,638	10,985	89,678	91,430
Interest and investment income [(loss)], net	(15,702)	(2,477)	72,794	72,956
Interest expense	(4,909)	(774)	(4,476)	(5,180)
Other income, net	10,523	1,660	7,582	7,439
Income before income tax and share of results of equity method investees	59,550	9,394	165,578	166,645
Income tax expenses	(26,815)	(4,230)	(29,278)	(20,562)
Share of results of equity method investees	14,344	2,263	6,984	(5,733)
Net income	47,079	7,427	143,284	140,350
Net loss attributable to noncontrolling interests	15,170	2,393	7,294	9,083
Net income attributable to Alibaba Group Holding Limited	62,249	9,820	150,578	149,433
Accretion of mezzanine equity	(290)	(46)	(270)	(170)
Net income attributable to ordinary shareholders	¥ 61,959	$ 9,774	¥ 150,308	¥ 149,263
Earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 2.87	$ 0.45	¥ 6.95	¥ 7.10
Diluted | (per share)	2.84	0.45	6.84	6.99
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)	22.99	3.63	55.63	56.82
Diluted | (per share)	¥ 22.74	$ 3.59	¥ 54.70	¥ 55.93
Weighted average number of shares used in computing earnings per share (million shares)
Basic	21,558	21,558	21,619	21,017
Diluted	21,787	21,787	21,982	21,346